Annual Fund Operating Expenses - Class S - Thrivent Small Cap Growth Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.80%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	1.67%
Total Annual Fund Operating Expenses	2.47%
Less Fee Waivers and/or Expense Reimbursements	1.52%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%